Significant accounting policies - Additional Information (Detail) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Warrants [Member] | ARYA [Member]
Statements [Line Items]
Antidilutive securities excluded from the computation of earnings per share.	7,187,500	7,187,500